Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Intangible Assets

	31 December 2019					31 December 2018 1
Million US dollar	Brands	Commerc i al intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	42 133	2 949	2 692	691	48 465	48 871
Effect of movements in foreign exchange	(13)	(34)	(29)	(3)	(79)	(1 765)
Acquisitions through business combinations	88	—	5	6	99	24
Acquisitions and expenditures	—	290	113	228	631	668
Disposals	—	(120)	(136)	(3)	(259)	(96)
Disposals through the sale of subsidiaries	(29)	—	—	—	(29)	(47)
Transfer (to)/from other asset categories and other movements 2	(2 105)	(311)	(51)	(253)	(2 720)	810
Balance at end of period	40 074	2 774	2 594	666	46 108	48 465
Amortization and impairment losses
Balance at end of previous year	(32)	(1 479)	(2 002)	(121)	(3 634)	(2 997)
Effect of movements in foreign exchange	—	24	16	1	41	164
Amortization	—	(239)	(322)	(61)	(622)	(445)
Disposals	—	117	135	2	254	14
Disposals through the sale of subsidiaries	—	—	—	—	—	30
Transfer to/(from) other asset categories and other movements 1	—	(18)	322	1	305	(400)
Balance at end of period	(32)	(1 595)	(1 851)	(178)	(3 656)	(3 634)
Carrying value
at 31 December 2018	42 101	1 470	690	570	44 831	44 831
at 31 December 2019	40 042	1 179	743	488	42 452

Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives
The carrying amount of intangible assets with indefinite useful lives was allocated to the cash-generating units as follows:

Million US dollar Country	2019	2018
United States	22 124	22 037
Rest of North America	66	63
Mexico	3 243	3 068
Colombia	3 488	3 516
Rest of Middle Americas	3 915	3 915
Brazil	3	1
Rest of South America	714	741
Europe	489	535
South Africa	3 417	3 338
Rest of Africa	1 228	1 261
China	410	381
Rest of Asia Pacific	1 120	3 579
Total carrying amount of intangible assets with indefinite useful lives	40 217	42 435